Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Table
Debt at December 31, consisted of the following Senior Notes:

($ in millions)				2024		2023
Principal Amount	Interest Rate	Issuance Date	Maturity Date	Carrying Value	Fair Value	Carrying Value	Fair Value
$500	2.45%	August 2016	2027	$499	$479	$499	$469
500	2.50	March 2022	2027	499	479	498	469
300	6 5/8	March 1999	2029	298	320	298	329
550	4.00	October 2018	2029	547	534	547	543
500	3.20	March 2020	2030	498	462	497	462
500	3.00	March 2022	2032	497	439	496	446
400	6.25	November 2002	2032	397	430	397	446
500	4.95	May 2023	2033	497	495	496	513
350	4.35	April 2014	2044	347	298	347	314
400	3.70	January 2015	2045	396	308	396	325
850	4.125	April 2017	2047	842	684	842	756
600	4.20	March 2018	2048	591	490	591	534
500	3.95	March 2020	2050	491	386	491	422
500	3.70	March 2022	2052	494	369	494	403
Total				$6,893	$6,173	$6,889	$6,431

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2024, were as follows:

(millions)	Payments
2025	$0
2026	0
2027	1,000
2028	0
2029	850
Thereafter	5,100
Total	$6,950

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2024, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Issuance	Unamortized Balance at December 31, 2024
6 5/8% Senior Notes due 2029	$(4)	$(2)
6.25% Senior Notes due 2032	5	2
4.35% Senior Notes due 2044	(2)	(1)
3.70% Senior Notes due 2045	(13)	(10)
4.125% Senior Notes due 2047	(8)	(7)